Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Sep. 30, 2012	Dec. 31, 2011
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	59,807,333	60,135,603
Ordinary shares, shares outstanding	59,807,333	60,135,603